SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

8.      SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

Selling, general and administrative expenses for the years ended December 31, 2018, 2017 and 2016 comprised the following:

	2018	2017	2016
Salaries and social contributions	46,769	44,605	44,347
Advertising and marketing expenses	10,090	9,185	10,480
General and administrative expenses	8,127	8,321	7,007
Taxes other than income tax	4,010	3,896	3,806
Cash collection commission	3,724	3,689	3,311
Universal service fund	3,535	3,462	3,412
Dealers commission	3,387	6,718	6,740
Utilities and maintenance	2,852	9,361	9,092
Consulting expenses	2,067	1,975	1,618
Billing and data processing	1,243	1,292	1,485
Other	2,142	2,682	2,748
Total	87,946	95,186	94,046